Lease - Schedule of Operating Leases Related Assets and Lease Liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Schedule of Operating Leases Related Assets and Lease Liability [Abstract]
Operating lease right-of-use assets, net		¥ 12,504		$ 5,223	¥ 35,438
Operating lease liabilities-current		9,482		2,731	18,532
Operating lease liabilities-non-current		4,617		$ 2,395	¥ 16,248
Operating lease expenses	¥ 14,272	1,202
Short-term lease expenses	4,490	106
Cash paid for amounts included in the measurement of operating lease liabilities	18,919	5,964
Right-of-use assets obtained in exchange for operating lease obligations	¥ 42,854	¥ 2,193
Weighted average remaining lease term (in years)		11 months 15 days		2 years 10 days	2 years 10 days
Weighted average discount rate		4.52%		3.25%	3.25%